Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Subsequent Events
NOTE 21. SUBSEQUENT EVENTS
Subsequent to March 31, 2022, Enerflex declared a quarterly dividend of $0.025 per share, payable on July 7, 2022, to shareholders of record on May 19, 2022. Enerflex’s Board of Directors will continue to evaluate dividend payments on a quarterly basis, based on the availability of cash flow and anticipated market conditions.

NOTE 35. SUBSEQUENT EVENTS
Subsequent to December 31, 2021, Enerflex declared a quarterly dividend of $
0.025

per share, payable on April 7, 2022, to shareholders of record on March 10, 2022. Enerflex’s Board of Directors continues to evaluate dividend payments on a quarterly basis, based on the availability of cash flow and anticipated market conditions.
On January 24, 2022, Enerflex and Exterran Corporation (NYSE: EXTN) announced they have entered into a definitive agreement to combine the companies in an all-share
transaction to create a premier integrated global provider of energy infrastructure. Upon completion of the transaction, which will require shareholder and regulatory approval, the combined entity will operate as Enerflex Ltd. Subject to all approvals, the transaction is expected to close in the second half of 2022.
Subsequent to March 31, 2022, Enerflex declared a quarterly dividend of $0.025 per share, payable on July 7, 2022, to shareholders of record on May 19, 2022.